General (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 07, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2018
General [Line Items]
Gross proceeds from merger transaction	$ 104,052
Transaction cost	$ 5,713
Cash, cash equivalents, short-term deposits and restricted deposits		$ 62,855
Net loss		(31,750)	$ (29,157)	$ (33,762)
Cash flows from operating activities		(19,783)	(17,958)	$ (23,879)
Accumulated deficit		$ (147,509)	$ (115,759)
PIPE Investor [Member]
General [Line Items]
Sale of ordinary shares (in Shares)	9,251,006
Gross proceeds	$ 92,510
ATM KK [Member]
General [Line Items]
Ownership percentage					100.00%
Warrants liability [Member]
General [Line Items]
Transaction cost	$ 817